Organization and Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business

1. Description of Business

Outset Medical, Inc. (the “Company”) was originally incorporated on May 5, 2003 in the state of Delaware under the name Home Dialysis Plus, Ltd. The name of the Company was changed to Outset Medical, Inc. on January 5, 2015. Outset Medical, Inc. is a medical technology company pioneering a first-of-its-kind technology to reduce the cost and complexity of dialysis. The Tablo Hemodialysis System enables dialysis care in acute and chronic settings. The Company’s headquarters are located in San Jose, CA.

The Company’s registration statement on Form S-1 related to its initial public offering (IPO) was declared effective by the Securities and Exchange Commission (SEC) on September 14, 2020, and the Company’s common stock began trading on the Nasdaq Global Select Market on September 15, 2020. Upon the completion of the IPO, the Company sold 10,294,000 shares of common stock (which included 1,343,000 shares that were sold pursuant to the full exercise of the underwriters’ option to purchase additional shares in connection with the IPO) at a price to the public of $27.00 per share. Including the full exercise of the underwriters’ option to purchase additional shares, the Company received aggregate net proceeds of $254.8 million after deducting offering costs, underwriting discounts and commissions of $23.1 million.

Upon the Company’s IPO, the Company recognized $13.4 million of cumulative stock-based compensation associated with stock options that vest upon the achievement of market and performance conditions satisfied on the effectiveness of the IPO (see Note 10 for further discussion).

Reverse Stock Split

In September 2020, the Company’s board of directors and shareholders approved a certificate of amendment to the amended and restated certificate of incorporation to effect a reverse split of shares of the Company’s common stock on a 7.9-for-one basis (the “Reverse Stock Split”) effective as of September 8, 2020. The number of authorized shares and the par values of the common stock and redeemable convertible preferred stock were not adjusted as a result of the Reverse Stock Split. In connection with the Reverse Stock Split, the conversion ratio for the Company’s outstanding redeemable convertible preferred stock was proportionately adjusted such that the common stock issuable upon conversion of such preferred stock was decreased in proportion to the Reverse Stock Split. All references to common stock and options to purchase common stock share data, per share data and related information contained in these condensed financial statements have been retrospectively adjusted to reflect the effect of the Reverse Stock Split for all periods presented.

Liquidity

Since inception, the Company has incurred net losses and negative cash flows from operations. During the nine months ended September 30, 2020 and 2019, the Company incurred a net loss of $89.4 million and $48.9 million, respectively. As of September 30, 2020, the Company had an accumulated deficit of $462.0 million.

As of September 30, 2020, the Company had cash, cash equivalents and short-term investments of $344.2 million, which are available to fund future operations, and restricted cash of $33.3 million, for a total cash, cash equivalents, restricted cash and short-term investments balance of $377.5 million. Management expects to continue to incur significant expenses for the foreseeable future and to incur operating losses in the near term while the Company makes investments to support its anticipated growth. Management believes that the Company’s existing cash, cash equivalents and short-term investments, which include the proceeds from the IPO, and cash generated from revenues from its products, as well as services and other sales, will be sufficient to meet its anticipated needs for at least the next 12 months from the issuance date of the accompanying condensed financial statements.

1. Organization and Description of Business

Outset Medical, Inc. (the “Company”) was originally incorporated on May 5, 2003 in the state of Delaware under the name Home Dialysis Plus, Ltd. The name of the Company was changed to Outset Medical, Inc. on January 5, 2015. Outset Medical, Inc. is a medical technology company pioneering a first-of-its-kind technology to reduce the cost and complexity of dialysis. The Tablo Hemodialysis System enables dialysis care in acute and chronic settings. The Company’s headquarters are located in San Jose, CA.

Liquidity

Since inception, the Company has incurred net losses and negative cash flows from operations. During the year ended December 31, 2019, the Company incurred a net loss of $68.3 million. As of December 31, 2019, the Company had an accumulated deficit of $372.6 million.

As of December 31, 2019, the Company had cash and cash equivalents and short-term investments of $70.1 million, which are available to fund future operations, and restricted cash of $0.7 million, for a total cash and cash equivalents, restricted cash and short-term investments balance of $70.8 million. During the first quarter of 2020, the Company completed a Series E redeemable convertible preferred stock financing raising gross proceeds of $127.1 million (see Note 15 for further details). The Company has financed its operations primarily with the proceeds from the issuance of its redeemable convertible preferred stock and debt financing, and to a lesser extent, revenues from products, service and other sales. Management expects to continue to incur significant expenses for the foreseeable future and to incur operating losses in the near term while the Company makes investments to support its anticipated growth.

The Company may raise additional capital through additional equity financing, debt financings or other sources. Management believes that the Company’s existing cash and cash equivalents, short-term investments, cash generated from revenues from its products as well as services and other sales, available borrowing capacity under the Perceptive Term Loan Agreement (see Note 8 for further details) and the proceeds from Series E financing in the first quarter of 2020 will be sufficient to meet its anticipated needs for the next 12 months from the date on which these financial statements are issued. The Company has evaluated and concluded there are no conditions or events, considered in the aggregate, that raise substantial doubt about its ability to continue as a going concern for a period of one year following the date these financial statements are issued.